PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciable property, plant and equipment	$ 21,177,892	$ 22,590,169
Less: Accumulated depreciation and amortization	(20,131,008)	(22,038,508)
Net property, plant and equipment	1,046,884	551,661
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Depreciable property, plant and equipment	468,588	482,235
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Depreciable property, plant and equipment	15,995	87,957
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciable property, plant and equipment	20,661,222	21,739,504
Manufacturing Machinery and Equipment In Progress [Member]
Property, Plant and Equipment [Line Items]
Depreciable property, plant and equipment	$ 32,087	$ 280,473